Filed via EDGAR

August 2, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Williamsburg Investment Trust
File No. 33-25301

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Williamsburg Investment Trust’s registration statement on Form N-1A (Post-Effective Amendment No. 51) and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Managing Director

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: (513)587-3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: (513) 587-3437